Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net loss	$ (22,240)	$ (10,381)	$ (39,671)	$ (30,064)
Adjustments to reconcile net loss to net cash used in operating activities
Depreciation and amortization	1,771	1,628	3,589	2,519
Amortization of operating right-of-use assets	236	241	476	584
Stock-based compensation	276	289	553	513
Amortization of debt discount and issuance costs	862	180	625	495
Provision for credit losses	118		3,839
Provision for inventory reserve	107		286	339
Change in fair value of SAFE liability	134	1,050	328	9,376
Change in fair value of make-whole derivative liabilities	21	8
Gain on extinguishment of make-whole derivative liabilities	(132)		16,040
Change in fair value of warrant liability	(72)	(7)
Loss on non-cash investor agreement settlement expense	10,525
Non-cash loss on issuance of SAFEs and common stock warrants	2,217		3,061
Loss on abandoned financing transaction	345
Other	(10)	(69)	12	(67)
Change in fair value of derivative liability			(2,842)	(31)
Changes in operating assets and liabilities:
Accounts receivable, net	(391)	(453)	(677)	(832)
Loan receivable, net		(68)
Inventory, net	(81)	656	664	(364)
Prepaid expenses and other assets	(1,263)	(1,047)	(488)	(983)
Accounts payable	(1,539)	727	1,341	(103)
Accrued expenses and other liabilities	(189)	(509)	1,986	1,348
Operating lease liabilities	(224)	(236)	(471)	(572)
Net cash used in operating activities	(9,529)	(7,991)	(11,349)	(17,842)
Cash flows from investing activities:
Purchases of property and equipment	(4,968)	(1,184)	(3,025)	(3,239)
Net cash used in investing activities	(4,968)	(1,184)	(3,025)	(3,239)
Cash flows from financing activities:
Proceeds from issuance of common stock in connection with the Merger and private placement offering, net of paid transaction cost	28,089
Proceeds from issuance of common stock in connection with the subsequent private placement offering, net of paid transaction cost	447
Proceeds from issuance of SAFEs	2,448	3,888	8,293	16,250
Proceeds from promissory notes, net of issuance costs	725	440
Proceeds from related party advances	710	725	2,239	1,725
Proceeds from an investor advance	175
Proceeds from financing agreements, net of issuance costs	106
Proceeds from exercise of stock options	133	24	130	47
Proceeds from exercise of common stock warrants	40		8
Repayment on 2023 Term Loan	(5,665)
Repayment on promissory notes	(1,568)	(26)
Repayment of related party advances	(380)	(725)	(1,770)	(1,725)
Repayment of an investor advance	(175)
Repayment of financing agreements	(106)
Proceeds from convertible notes, net of issuance costs				9,357
Proceeds from related party promissory note			440
Proceeds from exercise of preferred stock warrant			154
Payments on debt financing			(26)	(38)
Net cash provided by financing activities	24,979	4,326	9,468	25,616
Net increase (decrease) in cash and restricted cash	10,482	(4,849)	(4,906)	4,535
Cash and restricted cash, beginning of period	432	5,338	5,338	803
Cash and restricted cash, end of period	10,914	489	432	5,338
Components of cash and restricted cash
Cash	10,757	324	279	5,173
Restricted cash in prepaid expenses and other current assets	12	12	12	14
Restricted cash, non-current in other non-current assets	145	153	141	151
Total cash and restricted cash	10,914	489	432	5,338
Cash and cash equivalents			279	5,173
Supplemental cash flow disclosure:
Cash paid for income taxes	4	34	49	2
Cash paid for interest	715	438	615	1,226
Non-cash investing and financing activities:
Conversion of Legacy Ionetix redeemable convertible preferred stock into common stock upon the Merger	197,867
Issuance of common stock warrants in settlement of a contingent equity arrangement	9,692
Issuance of preferred stock upon conversion of SAFEs	6,668		54,790
Issuance of common stock warrants in connection with issuance of SAFEs and promissory notes	2,822	121
Issuance of placement agent warrants in connection with the private placement offering	1,520
Issuance of common stock in connection with the Termination Agreement	833
Conversion of related party advance into promissory note	330
Transaction costs incurred but unpaid at period-end	191
Conversion of Legacy Ionetix Preferred Stock Warrants into the Company’s Common Stock Warrants upon the Merger	99
Property and equipment included in accounts payable	75	2,216	4,541	355
Transfer of inventory to property and equipment	35		111	162
Issuance of common stock to JDEV shareholders in connection with the Merger	20
Asset retirement obligations incurred and capitalized	$ 11	$ 58	67	264
Issuance of preferred stock upon conversion of convertible notes			31,471
Conversion of accrued interest on 2023 Term Loan into SAFE liability			352
Transfer of prepaid deposit to property and equipment			1,242
Conversion of related party advances to SAFE liability			469
Issuance of common stock warrants			$ 3,545	$ 76